Basis of Preparation - Summary of Effect Of Changes in Foreign Exchange Rates (Detail) - Rate	3 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018
Foreign exchange rates [abstract]
Quarterly average exchange rate	3.92	3.77	3.81	3.95	3.61	3.24
Period-end exchange rate	3.8322	3.9000	3.8700	4.0000	3.8600	3.3200